Operating Leases - Summary of Minimum Contractual Future Revenues (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2018	$ 244,270
2019	184,970
2020	179,444
2021	180,155
2022	135,714
2023 and thereafter	92,592
Total	$ 1,017,145